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                                                             OMB APPROVAL
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                                                    OMB Number:        3235-0006
                      UNITED STATES                 Expires:   February 28, 1997
           SECURITIES AND EXCHANGE COMMISSION       Estimated average burden
                 WASHINGTON, D.C. 20549             hours per response.... 24.60
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                                                             SEC USE ONLY
                        FORM 13F                    ----------------------------

                                                    ----------------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended September 20, 2000.

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               (Please read instructions before preparing form.)
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If amended report check here: / /

CATALYST INVESTMENT MANAGEMENT CO., L.L.C.
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Name of Institutional Investment Manager

909 MONTGOMERY STREET, SUITE 102           SAN FRANCISCO       CA         94133
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Business Address       (Street)              (City)          (State)       (Zip)


PAUL W. JONES          415-677-1520          MANAGER
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Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


------------------------------ATTENTION-----------------------------------------
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
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     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Francisco and State of California on the 24th day of October, 2000.


                                       CATALYST INVESTMENT MANAGEMENT CO., LLC
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                                 /s/ Paul W. Jones
                                      ------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                                 13F File No.:   Name:                                 13F File No.:
------------------------------------  -------------   ------------------------------------  -------------
1.                                                    6.
------------------------------------  -------------   ------------------------------------  -------------
2.                                                    7.
------------------------------------  -------------   ------------------------------------  -------------
3.                                                    8.
------------------------------------  -------------   ------------------------------------  -------------
4.                                                    9.
------------------------------------  -------------   ------------------------------------  -------------
5.                                                    10.
------------------------------------  -------------   ------------------------------------  -------------

                                                                 SEC 1685 (5/91)
               Copyright (C) 1992. NRS Systems, Inc. (Portions of Software Only)

Conifer Securities, LLC
FORM 13F
CIMCO
September 30, 2000

                                                                                                      Voting
                                                                                                      Authority
                                                                                                      ---------
                                                              Value    Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                     Title of class   CUSIP    (x$1000)  Prn Amt   Prn  Call  Dscretn   Managers  Sole  Shared  None
--------------                     -------------- ---------  --------  --------  ---  ----  -------   --------  ----  ------  ----
ACUSON                             COM            005113105      1329     58400   SH        Defined                    58400
ALTEON WEBSYSTEMS INC.             COM            02145a109      2173     20050   SH        Defined                    20050
ASSOCIATES FIRST CAPITAL CORP      COM            046008108      3040     80000   SH        Defined                    80000
AT & T LIBERTY MEDIA GROUP A       COM            001957208       452     25000   SH        Defined                    25000
AT HOME CORP                       COM            045919107      1447    102461   SH        Defined                   102461
AT&T                               COM            001957109      5076    172806   SH        Defined                   172806
AXA ADS                            COM            054536107      2251     34800   SH        Defined                    34800
AXA FINANCIAL INC                  COM            002451102      2852     56000   SH        Defined                    56000
AXENT TECHNOLOGIES INC.            COM            05459C108      2161    100238   SH        Defined                   100238
BANK UNITED CORP                   COM            065412108      1521     30000   SH        Defined                    30000
BAXTER INTL INC CONTINGENT PAY     COM            071813109         0     25000   SH        Defined                    25000
BEST BUY CO                        COM            086516101      2227     35000   SH        Defined                    35000
BESTFOODS INC                      COM            08658U101      8553    117563   SH        Defined                   117563
BISH BOAKE ALLEN INC               COM            123162109      1195     25000   SH        Defined                    25000
BOISE CASCADE CORPORATION          COM            097383103      1228     46242   SH        Defined                    46242
C-CUBE MICROSYSTEMS INC            COM            12501N108       646     31521   SH        Defined                    31521
CHARTER COMMUNICATIONS             COM            16117M107       976     60000   SH        Defined                    60000
CHASE 8.25% PFD                    COM            16147R209      1000     40000   SH        Defined                    40000
COASTAL CORP                       COM            190441105      2570     34671   SH        Defined                    34671
COBALT NETWORKS                    COM            19074R101      2315     40000   SH        Defined                    40000
COLUMBIA ENERGY GROUP              COM            197648108      5941     83670   SH        Defined                    83670
COMPAQ COMPUTER                    COM            204493100      3501    126951   SH        Defined                   126951
CONSTELLATION ENERGY GROUP         COM            210371100      2487     50000   SH        Defined                    50000
DEUTCSHE TELEKOM AG                COM            251566105      1096     32000   SH        Defined                    32000

DEXTER CORP                        COM        252165105          3783     53400   SH        Defined                    53400
DOMINION RESOURCES                 COM        25746U109          3887     66953   SH        Defined                    66953
DONALDSON LUFKIN JENRETTE          COM        257661108          5635     63000   SH        Defined                    63000
DOW CHEMICAL CO.                   COM        260543103           499     20000   SH        Defined                    20000
DUKE ENERGY CORP                   COM        264399106          3481     40597   SH        Defined                    40597
DUPONT (EL) de NEMOURS             COM        263534109          1657     40000   SH        Defined                    40000
DURA PHARMACEUTICALS INC           COM        26632S109          1061     30000   SH        Defined                    30000
EDISON INTERNATIONAL               COM        281020107           866     45000   SH        Defined                    45000
EL PASO ENERGY CORP                COM        283905107          1541     25000   SH        Defined                    25000
EMCOR GROUP INC.                   COM        29084Q100          7313    281251   SH        Defined                   281251
FLORIDA PROGRESS CORP              COM        341109106          4197     79291   SH        Defined                    79291
FORT JAMES CORP                    COM        347471104          1067     34908   SH        Defined                    34908
FPL GROUP INC                      COM        302571104           657     10000   SH        Defined                    10000
GELTEX PHARMACEUTICALS INC         COM        368538104          1170     25000   SH        Defined                    25000
GPU INC                            COM        36225X100          1557     48000   SH        Defined                    48000
GRAND UNION CORP                   COM        386532402            24    100000   SH        Defined                   100000
HEALTHEON-WEB MD CORP              COM        94769M105           857     56200   SH        Defined                    56200
HERTZ CORP                         COM        428040109          1587     50000   SH        Defined                    50000
HIGHLAND BANCORP INC               COM        429879105          1326     52500   SH        Defined                    52500
HONEYWELL                          COM        438506107          1234     34647   SH        Defined                    34647
HSB GROUP INC CO                   COM        40428N109          1404     35000   SH        Defined                    35000
INFINITY BROADCASTING CORP         COM        45662S102          1848     56000   SH        Defined                    56000
INTERMEDIA COMMUNICATIONS INC      COM        458801107          2950    100000   SH        Defined                   100000
JP MORGAN                          COM        616880100          2124     13000   SH        Defined                    13000
KEYSPAN ENERGY                     COM        49337W100          2003     50000   SH        Defined                    50000
KOHLS CORP                         COM        500255104          3000     52000   SH        Defined                    52000
KRISPY KREME DOUGHNUTS INC         COM        501014104          2091     25023   SH        Defined                    25023
LANTRONIX INC                      COM        516548104           600     63200   SH        Defined                    63200
LOUISIANA PAC CORP                 COM        546347105           469     50000   SH        Defined                    50000
MALLINCKRODT                       COM        561232109          5017    109952   SH        Defined                   109952
MAYTAG CORP                        COM        578592107          3164    101860   SH        Defined                   101860
MCN ENERGY GROUP INC               COM        55267J100           510     20000   SH        Defined                    20000
MMC NETWORKS INC.                  COM        55308N102          3162     25000   SH        Defined                    25000
NABISCO                            COM        629526104          5165     96096   SH        Defined                    96096
NISOURCE INC PREMIUM INCOME EQ     COM        65473p303           720     15000   SH        Defined                    15000

NOGATECH INC                       COM        654919109           649     76300   SH        Defined                    76300
ODETICS INC CLASS A                COM        676065204           983     57184   SH        Defined                    57184
PAINE WEBBER GROUP INC.            COM        695629105          5600     82200   SH        Defined                    82200
PECO ENERGY CO                     COM        693304107          3028     50000   SH        Defined                    50000
PG&E CORP                          COM        69331C108          1330     55000   SH        Defined                    55000
PHOENIX INV PTNRS                  COM        719085102          3558    229529   SH        Defined                   229529
PHONE.COM INC                      COM        71920Q100          2841     25000   SH        Defined                    25000
PIONEER GROUP INC                  COM        723684106          5561    126470   SH        Defined                   126470
PUBLIC SERVICES ENTERPRISES        COM        744573106          1125     25000   SH        Defined                    25000
ROCKWELL INTERNATIONAL CORP        COM        773903109          2420     80000   SH        Defined                    80000
SCI SYSTEMS                        COM        783890106           410     10000   SH        Defined                    10000
SEAGATE TECHNOLOGY                 COM        811804103          4119     59700   SH        Defined                    59700
SEAGRAM LTD                        COM        811850106          5649     98359   SH        Defined                    98359
SOFTWARE.COM                       COM        83402P104          4536     25000   SH        Defined                    25000
SOUTHDOWN INC                      COM        841297104          2137     30000   SH        Defined                    30000
SPRINT INC.                        COM        852061100          1172     40000   SH        Defined                    40000
TIFFANY & CO                       COM        886547108          1157     30000   SH        Defined                    30000
TIME WARNER INC                    COM        887315109          1956     25000   SH        Defined                    25000
UNION CARBIDE                      COM        905581104          1768     46841   SH        Defined                    46841
UNIT CORP                          COM        909218109          4135    280350   SH        Defined                   280350
UNITED PAN-EUROPE COMM             COM        911300200           777     40000   SH        Defined                    40000
UNITEDGLOBALCOM INC CL A           COM        913247508          5040    168000   SH        Defined                   168000
URBAN SHOPPING CENTERS,INC.        COM        917060105          2470     52000   SH        Defined                    52000
UTILICORP UTD                      COM        918005109          3680    142239   SH        Defined                   142239
VOICESTREAM WIRELESS CORP.         COM        928615103          2081     17931   SH        Defined                    17931
WILLIAMS CO.'S                     COM        969457100          5390    127576   SH        Defined                   127576
WILLIAMS COMMUNICATIONS GROUP      COM        W001990             500     25000   SH        Defined                    25000
WORLDCOM INC                       COM        98157D106           911     30000   SH        Defined                    30000
ZIFF DAVIS INC                     COM        989511209           706     50200   SH        Defined                    50200
ZIFF-DAVIS INC                     COM        989511100          1514    182150   SH        Defined                   182150
REPORT SUMMARY                                 89 DATA         210872             0          OTHER
                                               RECORDS                                      MANAGERS
                                                                                            ON WHOSE
                                                                                            BEHALF
                                                                                            REPORT
                                                                                            IS FILED